Form 13F
Form 13F Cover Page

Reporting for the Calendar Year or Quarter
Ended: December 31, 1999
Check here if Amendment [x]; Amendment
Number: 16
This Amendment (Check only one):
[x] is a restatement.
[ ] ads new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
Form 13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore
Lutherville, MD   January 26, 2000

Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

Form 13F Summary Page

Report Summary:

Numer of Other Included Managers:
0
Form 13F Information Table Entry Total:
81
Form 13F Information Table Value Total:
$153,477

List of Other Included Managers:
NONE



Name of Issuer   Title of Class      CUSIP     Value    Shrs or     SH/PRN  Put/Call  Investment  Other       Voting Authoirty
                                                        Prn amt                       Discretion  Managers  Sole    Shared  None


AT&T Corp.              Com        001957109   2,417     47,565      SH                SOLE                 47,565
Alza Corp               Com        022615108   3,864    111,610      SH                SOLE                111,610
AMRESCO Capital     ComShBenInt    031919103   1,302    153,125      SH                SOLE                153,125
Andarko Petroleum       Com        032511107     198      5,800      SH                SOLE                  5,800
Apache Corp             Com        037411105     310      8,400      SH                SOLE                  8,400
Barnett, Inc.           Com        068062108     805     77,075      SH                SOLE                 77,075
Bostonfed Bancorp       Com        101178101     858     54,057      SH                SOLE                 54,057
Burlington Resources    Com        122014103     357     10,800      SH                SOLE                 10,800
CTG Resources           Com        125957100     783     22,545      SH                SOLE                 22,545
Captec Net Lease        Com        140724105     173     23,000      SH                SOLE                 23,000
Carolina Pwr & LT       Com        144141108     335     11,000      SH                SOLE                 11,000
Ciber Inc.              Com        17163B102     523     19,000      SH                SOLE                 19,000
Cohen & Steers Rlty     Com        19247P107     110     16,975      SH                SOLE                 16,975
Cohen & Steers Total    Com        19247R103     331     31,200      SH                SOLE                 31,200
Columbia Energy         Com        197648108   3,050     48,220      SH                SOLE                 48,220
Complete Business Sol   Com        20452F107     281     11,200      SH                SOLE                 11,200
Condor Tech Solutions   Com        206772105      57     41,800      SH                SOLE                 41,800
Constellation Energy    Com        210371100   2,172     74,905      SH                SOLE                 74,905
Dime Bancorp            Com        25429Q102   2,478    163,897      SH                SOLE                163,897
Federal Mogul           Com        313549107     443     22,000      SH                SOLE                 22,000
GA Financial            Com        361437106     874     65,934      SH                SOLE                 65,934
GP Strategies           Com        36225V104     134     21,900      SH                SOLE                 21,900
Hi-Shear Industries     Com        428399109   2,210    956,600      SH                SOLE                956,600
Hilb Rogal              Com        431294107     572     20,250      SH                SOLE                 20,250
ITLA Capital            Com        450565106   1,920    152,882      SH                SOLE                152,882
Imperial Credit Comm    Com        45272T102   1,794    157,739      SH                SOLE                157,739
Kinder Morgan           Com        49455P101   2,730    135,225      SH                SOLE                135,225
MCN Energy Corp.        Com        55267J100   2,314     97,420      SH                SOLE                 97,420
Martin Marietta Mtls    Com        573284106   2,144     52,300      SH                SOLE                 52,300
Mastech Corp            Com        57632N105     228      9,200      SH                SOLE                  9,200
McCormick & Co.       NonVtg       579780206     644     21,634      SH                SOLE                 21,634
Mercantile Bankshs      Com        587405101     889     27,830      SH                SOLE                 27,830
Mitchell Energy         CLA        606592202     763     34,600      SH                SOLE                 34,600
Mitchell Energy         CLB        606592301   3,009    139,550      SH                SOLE                139,550
Modis Professional Serv Com        607830106   2,495    175,105      SH                SOLE                175,105
NS Group                Com        628916108     499     65,500      SH                SOLE                 65,500
Networks Assoc          Com        640938106     657     24,600      SH                SOLE                 24,600
Newmont Mining          Com        651639106     245     10,000      SH                SOLE                 10,000
Nicor Inc.              Com        654086107   3,961    121,890      SH                SOLE                121,890
Nisource                Com        65473P105     608     34,000      SH                SOLE                 34,000
NUI Corp.               Com        629430109     232      8,800      SH                SOLE                  8,800
OceanFirst Financial    Com        675234108     386     22,316      SH                SOLE                 22,316
PartnerRe Holdings      Com        G6852T105   6,075    187,263      SH                SOLE                187,263
Payless Shoe Source     Com        704379106   4,212     89,613      SH                SOLE                 89,613
PFF Bancorp             Com        69331W104   1,048     54,127      SH                SOLE                 54,127
Penn Virginia Corp      Com        707882106     177     10,555      SH                SOLE                 10,555
Piedmont Natural Gas    Com        720186105   1,627     54,030      SH                SOLE                 54,030
Placer Dome             Com        725906101     161     15,000      SH                SOLE                 15,000
Prime Retail            Com        741570105     691    123,000      SH                SOLE                123,000
Questar Corp.           Com        748356102   1,964    130,910      SH                SOLE                130,910
ReliaStar               Com        75952U103   5,137    131,085      SH                SOLE                131,085
Resource Asset Inv      Com        761196104   1,987    183,824      SH                SOLE                183,824
Right Mgmt Cons         Com        766573109     312     27,100      SH                SOLE                 27,100
Seagram Ltd             Com        811850106   3,405     75,775      SH                SOLE                 75,775
Shared Medical          Com        819486101   1,008     19,785      SH                SOLE                 19,785
SunTrust Bks            Com        867914103   5,698     82,811      SH                SOLE                 82,811
Town & Country Trust  ShBenInt     892081100     780     43,482      SH                SOLE                 43,482
Transportation Tech     Com        89388T101     641     35,900      SH                SOLE                 35,900
Transpro Inc.           Com        893885103     363     56,375      SH                SOLE                 56,375
U.S. Lime & Mineral     Com        911922102     317     45,325      SH                SOLE                 45,325
Union Pacific Resources Com        907834105     255     20,000      SH                SOLE                 20,000
US Industries           Com        912080108   4,482    320,122      SH                SOLE                320,122
Unisys Corp             Com        909214108     239      7,500      SH                SOLE                  7,500
UnumProvident Corp      Com        91529Y106   6,925    215,990      SH                SOLE                215,990
Waste Industries        Com        941058109     612     54,100      SH                SOLE                 54,100
Washington Gas & Lgt    Com        938837101     556     20,200      SH                SOLE                 20,200
Washington Mutual       Com        939322103   1,522     58,844      SH                SOLE                 58,844
Woodward Governor       Com        980745103   1,858     67,560      SH                SOLE                 67,560
Cellstar 5% '02       SUBNTCONV    150925AC9     384    500,000      PRN               SOLE                500,000
Center Tr Inc.          SDCV       151845AA2   5,111  5,428,000      PRN               SOLE              5,428,000
Dura Pharmac 3.5% 02    SUBNTCV    26632SAA7   4,327  5,372,000      PRN               SOLE              5,372,000
Healthsouth 3.25% '03   SBDBCV     421924AF8   2,541  3,262,000      PRN               SOLE              3,262,000
Kellstrom 5.5% '03      SBNTCV     488035AE6     998  1,500,000      PRN               SOLE              1,500,000
Kellstrom 5.75% '02     SBNTCV     488035AC0   4,590  6,729,000      PRN               SOLE              6,729,000
Personnel Grp 5.75% 04  SBNTCV     715338AE9   3,705  4,543,000      PRN               SOLE              4,543,000
Prime Retail pfd 8.5% PfdConvSerB  741570303   5,725    484,730      SH                SOLE                484,730
Quintiles 4.25% 00     SBNTCV      748767AC4   4,772  4,916,000      PRN               SOLE              4,916,000
Transamerica 10%'03   SBDBCONV     89351VAA7     379    395,000      PRN               SOLE                395,000
Metamor Worldwide      SBNTCV      59133PAA8   4,957  5,766,000      PRN               SOLE              5,766,000
Network Assoc 00% '18   SBDBCV     640938AB2   2,678  7,167,000      PRN               SOLE              7,167,000
Waste Mgmt 4% 02      SUBNTCONV    94106LAA7  11,103 12,785,000      PRN               SOLE             12,785,000
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